Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2017
Not measured at fair value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Carrying Amounts And Fair Value of Financial Assets and Liabilities

Except for what disclosed in the following table, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated:

December 31, 2016

	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3
Held-to-maturity financial assets
Corporate bonds	$1,990	$—	$1,996	$—
Bank debentures	150	—	150	—
	$2,140	$—	$2,146	$—

The Level 2 fair values are estimated using discounted cash flow models.  The models use market-based observable inputs including duration, yield rate and credit rating.

Fair value on a recurring basis [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Carrying Amounts And Fair Value of Financial Assets and Liabilities
b.	Financial instruments that are measured at fair value on a recurring basis

December 31, 2016

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivative	$—	$—	$—	$—
Available-for-sale financial assets
Listed securities
Equity investments	$2,521	$—	$—	$2,521
Financial liabilities at FVTPL
Derivative	$—	$1	$—	$1
Hedging derivative financial liabilities	$—	$1	$—	$1

December 31, 2017

	Level 1	Level 2	Level 3	Total
Available-for-sale financial assets
Listed securities
Equity investments	$3,125	$—	$—	$3,125
Financial liabilities at FVTPL
Derivative	$—	$1	$—	$1
Hedging derivative financial liabilities	$—	$1	$—	$1